Schedule of Outstanding Loans with Related Parties (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Current receivables	$ 150,207	$ 29,216
Rotor X Aircraft Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables	$ 62,226	$ 166,348